Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 36,221	$ 15,571	$ 23,865
Accounts receivable, net	5,285	3,738	3,088
Contract assets	846	853	493
Other current assets	5,354	2,112	2,019
Total current assets	47,706	22,274	29,465
Property and equipment, net	22,555	20,458	15,908
Intangible assets, net	706	751	755
Restricted cash, long-term	13,205	415	513
Other long-term assets	364	524
Other long-term assets, including restricted cash		939	762
Total assets	84,536	44,422	46,890
Current liabilities
Accounts payable	2,906	1,775	600
Accrued wages and benefits	1,738	1,590	569
Long-term debt, current portion		0	6,000
Contract liabilities, current portion	10,914	8,110	4,199
Other accrued expenses	4,479	1,813	1,207
Total current liabilities	20,037	13,288	12,575
Contract liabilities, non-current			351
Long-term debt, non-current	58,304	26,645	7,959
Convertible notes payable, net	71,718	48,631	43,436
Deferred income tax liabilities	319	338	269
Other long-term liabilities	14,857	4,256	955
Total liabilities	165,235	93,158	65,545
Commitments and contingencies (Note 9)
Stockholders' Deficit
Common Stock	1	1	1
Additional paid-in capital	23,371	10,132	7,355
Accumulated other comprehensive loss	(515)	(982)	(628)
Accumulated deficit	(257,706)	(211,146)	(178,642)
Total stockholders' deficit	(80,699)	(48,736)	(18,655)
Total liabilities and stockholders' deficit	84,536	44,422	46,890
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock	52,809	52,809	52,809
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock	35,228	35,228	35,228
Series C preferred stock [Member]
Stockholders' Deficit
Preferred Stock	$ 66,113	$ 65,222	$ 65,222